Meridian Hedged Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Shares	Value
Common Stocks - 120.3%
Communication Services - 16.1%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	5,892	$267,261
Entertainment - 8.7%
Electronic Arts, Inc.[1]	7,100	1,026,092
Live Nation Entertainment, Inc.[1,2]	16,000	2,089,280
Madison Square Garden Entertainment Corp.[2]	4,977	162,947
Walt Disney Co. (The)	3,546	349,990
		3,628,309
Interactive Media & Services - 3.7%
IAC, Inc.[2,3]	4,170	191,570
Match Group, Inc.[1]	43,200	1,347,840
		1,539,410
Media - 3.1%
Boston Omaha Corp. Class A2	26,555	387,172
Liberty Broadband Corp. Class C2	7,553	642,382
Sirius XM Holdings, Inc.	11,515	259,606
		1,289,160
Total Communication Services		6,724,140
Consumer Discretionary - 24.0%
Automobiles - 0.1%
Rivian Automotive, Inc. Class A2	4,170	51,916
Broadline Retail - 6.3%
Alibaba Group Holding Ltd. ADR (China)[1]	12,500	1,652,875
Amazon.com, Inc.[2]	5,115	973,180
		2,626,055
Hotels, Restaurants & Leisure - 10.1%
Airbnb, Inc. Class A1,2	14,400	1,720,224
Las Vegas Sands Corp.[1]	24,000	927,120
MGM Resorts International[1,2]	52,800	1,564,992
		4,212,336
Household Durables - 4.4%
D.R. Horton, Inc.[1]	14,500	1,843,385
Specialty Retail - 2.7%
Home Depot, Inc. (The)	1,148	420,731
Sally Beauty Holdings, Inc.[2]	12,600	113,778
Valvoline, Inc.[1,2]	16,900	588,289
		1,122,798
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	3,025	192,027
Total Consumer Discretionary		10,048,517
	Shares	Value
Consumer Staples - 8.1%
Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	773	$731,088
Target Corp.	2,234	233,140
		964,228
Food Products - 4.3%
Archer-Daniels-Midland Co.[1]	15,000	720,150
Dole Plc	32,645	471,720
Lamb Weston Holdings, Inc.[1]	11,300	602,290
		1,794,160
Personal Care Products - 1.5%
Coty, Inc. Class A2	48,000	262,560
Kenvue, Inc.	15,412	369,580
		632,140
Total Consumer Staples		3,390,528
Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Cheniere Energy, Inc.[1]	6,700	1,550,380
Chevron Corp.	3,310	553,730
Phillips 66[1]	4,900	605,052
Total Energy		2,709,162
Financials - 19.4%
Banks - 4.1%
JPMorgan Chase & Co.	4,000	981,200
U.S. Bancorp	17,777	750,545
Wells Fargo & Co.	100	7,179
		1,738,924
Capital Markets - 7.3%
Charles Schwab Corp. (The)[1]	20,000	1,565,600
Intercontinental Exchange, Inc.	6,664	1,149,540
S&P Global, Inc.	690	350,589
		3,065,729
Financial Services - 5.6%
PayPal Holdings, Inc.[1,2]	14,660	956,565
Visa, Inc. Class A	3,911	1,370,649
		2,327,214
Insurance - 2.4%
Chubb Ltd.[1]	3,300	996,567
Total Financials		8,128,434
Health Care - 6.2%
Biotechnology - 0.1%
GRAIL, Inc.[2,3]	645	16,474
Life Sciences Tools & Services - 4.0%
Danaher Corp.[1]	6,825	1,399,125
Illumina, Inc.[1,2]	3,400	269,756
		1,668,881

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
	Shares	Value
Pharmaceuticals - 2.1%
Johnson & Johnson	2,215	$367,335
Royalty Pharma Plc Class A	16,759	521,708
		889,043
Total Health Care		2,574,398
Industrials - 14.4%
Commercial Services & Supplies - 12.3%
ACV Auctions, Inc. Class A2	13,594	191,539
GEO Group, Inc. (The)[1,2]	97,000	2,833,370
GFL Environmental, Inc.[1]	43,426	2,097,910
		5,122,819
Machinery - 1.4%
AGCO Corp.[1]	6,500	601,705
Professional Services - 0.7%
CACI International, Inc. Class A2	840	308,213
Total Industrials		6,032,737
Information Technology - 18.0%
Semiconductors & Semiconductor Equipment - 9.1%
GLOBALFOUNDRIES, Inc.[2]	4,200	155,022
NVIDIA Corp.[1]	28,530	3,092,081
QUALCOMM, Inc.[1]	3,500	537,635
		3,784,738
Software - 8.9%
Clear Secure, Inc. Class A1	96,000	2,487,360
Microsoft Corp.	2,018	757,537
Salesforce, Inc.	29	7,783
Zoom Communications, Inc. Class A1,2	6,300	464,751
		3,717,431
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.	88	19,547
Total Information Technology		7,521,716
Materials - 0.9%
Chemicals - 0.9%
Huntsman Corp.	23,000	363,170
Total Materials		363,170
Real Estate - 3.8%
Health Care REITs - 0.6%
Alexandria Real Estate Equities, Inc.	2,941	272,072
Real Estate Management & Development - 0.1%
Seaport Entertainment Group, Inc.[2]	1,361	29,221
Specialized REITs - 3.1%
American Tower Corp.	2,978	648,013
	Shares	Value
Equinix, Inc.	772	$629,450
		1,277,463
Total Real Estate		1,578,756
Utilities - 2.9%
Electric Utilities - 1.9%
Entergy Corp.	9,574	818,481
Independent Power & Renewable Electricity Producers - 1.0%
Vistra Corp.	3,510	412,215
Total Utilities		1,230,696
Total Common Stocks - 120.3% (Cost $42,527,144)		50,302,254
	Shares/ Principal Amount
Short-Term Investments - 9.3%[4]
Money Market Funds - 9.3%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.25%	3,880,334	3,880,334
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.29%	6,133	6,133
Total Money Market Funds (Cost $3,886,467)		3,886,467
Total Short-Term Investments - 9.3% (Cost $3,886,467)		3,886,467
Total Investments - 129.6% (Cost $46,413,611)		54,188,721
Liabilities in Excess of Other Assets - (29.6)%		(12,375,599)
Net Assets - 100.0%		$41,813,122
Value
Call Options Written - (28.9)%
Total Call Options Written - (28.9)% (Premium received $(9,242,193))	$(12,066,127)

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Securities, or a portion thereof, with a value of $31,622,307 were pledged as collateral for written options by the fund.
[2]	Non-income producing securities.
[3]	All or portion of this security is on loan at March 31, 2025. Total value of such securities at period-end amounts to $202,450 and represents 0.48% of net assets.
[4]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
AGCO Corp.	75.00	5/16/25	65	$601,705	$(167,939)	$(136,500)
Alibaba Group Holding Ltd. ADR (China)	50.00	6/20/25	125	1,652,875	(336,965)	(1,056,875)
Charles Schwab Corp. (The)	47.50	6/20/25	200	1,565,600	(407,003)	(630,000)
NVIDIA Corp.	135.00	6/20/25	260	2,817,880	(167,311)	(2,499,900)
QUALCOMM, Inc.	115.00	6/20/25	22	337,942	(98,808)	(90,860)
GFL Environmental, Inc.	35.00	12/19/25	259	1,251,229	(297,529)	(427,350)
Airbnb, Inc. Class A	85.00	1/16/26	144	1,720,224	(547,495)	(594,720)
Archer-Daniels-Midland Co.	45.00	1/16/26	150	720,150	(189,508)	(100,500)
Cheniere Energy, Inc.	155.00	1/16/26	67	1,550,380	(284,160)	(562,130)
Clear Secure, Inc. Class A	17.13	1/16/26	960	2,487,360	(630,660)	(1,027,200)
D.R. Horton, Inc.	120.00	1/16/26	49	622,937	(192,158)	(105,840)
D.R. Horton, Inc.	115.00	1/16/26	96	1,220,448	(362,853)	(235,200)
GEO Group, Inc. (The)	15.00	1/16/26	970	2,833,370	(1,439,324)	(1,493,800)
Illumina, Inc.	80.00	1/16/26	34	269,756	(265,550)	(66,300)
Lamb Weston Holdings, Inc.	65.00	1/16/26	80	426,400	(205,257)	(35,200)
Live Nation Entertainment, Inc.	70.00	1/16/26	160	2,089,280	(509,252)	(1,070,400)
Match Group, Inc.	25.00	1/16/26	192	599,040	(254,248)	(153,600)
MGM Resorts International	40.00	1/16/26	384	1,138,176	(524,188)	(52,992)
QUALCOMM, Inc.	185.00	1/16/26	13	199,693	(72,522)	(10,335)
Valvoline, Inc.	30.00	1/16/26	169	588,289	(224,711)	(131,820)
Zoom Communications, Inc. Class A	55.00	1/16/26	63	464,751	(148,000)	(148,365)
Chubb Ltd.	255.00	3/20/26	33	996,567	(136,536)	(211,200)
Las Vegas Sands Corp.	35.00	3/20/26	240	927,120	(366,564)	(186,000)
Danaher Corp.	200.00	6/18/26	48	984,000	(218,177)	(158,400)
PayPal Holdings, Inc.	60.00	6/18/26	115	750,375	(298,405)	(169,050)
MGM Resorts International	40.00	12/18/26	144	426,816	(221,620)	(48,960)
Electronic Arts, Inc.	115.00	1/15/27	71	1,026,092	(234,788)	(320,210)
Match Group, Inc.	25.00	1/15/27	240	748,800	(296,663)	(216,000)
Phillips 66	110.00	1/15/27	49	605,052	(143,999)	(126,420)
				Total	$(9,242,193)	$(12,066,127)

Meridian Funds	4	www.arrowmarkpartners.com/meridian/